DEBT AND BORROWING ARRANGEMENTS - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	May 26, 2023	Dec. 31, 2023
Line of Credit Facility [Line Items]
Long-term debt proceeds		$ 650.0
Long-term debt		$ 594.0
Revolving Credit Facility | Atmus Credit Agreement | Line of Credit
Line of Credit Facility [Line Items]
Long-term debt proceeds	$ 650.0
Proceeds from debt borrowings	$ 650.0
Revolving Credit Facility | Atmus Credit Agreement | Line of Credit | Secured Overnight Financing Rate | Variable Rate Component One
Line of Credit Facility [Line Items]
Interest rate		0.10%
Revolving Credit Facility | Atmus Credit Agreement | Line of Credit | Secured Overnight Financing Rate | Minimum | Variable Rate Component Two
Line of Credit Facility [Line Items]
Interest rate		1.125%
Revolving Credit Facility | Atmus Credit Agreement | Line of Credit | Secured Overnight Financing Rate | Maximum | Variable Rate Component Two
Line of Credit Facility [Line Items]
Interest rate		1.75%
Revolving Credit Facility | Atmus Term Loan Facility | Line of Credit
Line of Credit Facility [Line Items]
Proceeds from debt borrowings		$ 600.0
Revolving Credit Facility | Atmus Revolving Credit Facility | Line of Credit
Line of Credit Facility [Line Items]
Proceeds from debt borrowings		$ 0.0